AMERICAN EXPRESS CERTIFICATE COMPANY


                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER


                                  June 30, 2003


                                                     Report Number C-100
                                                            AECC Reports
                                                      September 15, 2003

AMERICAN EXPRESS CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2003




TABLE OF CONTENTS


                                     Page

Balance Sheet                         2-3

Statement of Operations               4-5

Statement of Comprehensive Income       6

Statement of Shareholder's Equity       7

Statement of Cash Flows                 8

Investment Securities Owned          9-19

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET                                                Unaudited
June 30, 2003
($ thousands)


ASSETS

Qualified Assets

Investments in unaffiliated issuers
  Cash and cash equivalents                                 $      600
  Available-for-sale securities                              4,598,071
  First mortgage loans on real estate and other loans          455,785
  Certificate loans - secured by certificate reserves           16,888

Total investments                                            5,071,344
                                                           ------------

Receivables:
  Dividends and interest                                        35,005
  Investment securities sold                                    12,162
                                                           ------------

Total receivables                                               47,167
                                                           ------------

Equity index options                                            87,928
                                                           ------------

Total qualified assets                                       5,206,439
                                                           ------------

Other Assets

Deferred distribution fees and other                             5,329
                                                           ------------

Total other assets                                               5,329
                                                           ------------

Total assets                                                $5,211,768
                                                           ============

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)                                    Unaudited
June 30, 2003
($ thousands)


LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities

Certificate Reserves
Installment certificates:
  Reserves to mature                                         $  157,858
  Additional credits and accrued interest                         3,699
  Advance payments and accrued interest                             539
Fully paid certificates:
  Reserves to mature                                          4,408,274
  Additional credits and accrued interest                        75,535
Due to unlocated certificate holders                                101
                                                             -----------

Total certificate reserves                                    4,646,006
                                                             -----------

Accounts Payable and Accrued Liabilities:
  Due to Parent                                                     929
  Due to other affiliates                                           682
  Payable for investment securities purchased                    15,624
  Reverse Repo Agreements                                        52,407
  Options written                                                57,514
  Interest rate swap agreements                                   8,505
  Other                                                          40,583
                                                             -----------

Total accounts payable and accrued liabilities                  176,244
                                                             -----------

Total liabilities                                             4,822,250
                                                             -----------

Shareholder's Equity

Common stock, $10 par - authorized and
  issued 150,000 shares                                           1,500
Additional paid-in capital                                      373,844
Accumulated deficit:
  Appropriated for predeclared additional credits/interest          423
  Appropriated for additional interest on advance payments           15
  Unappropriated                                                (69,578)
Accumulated other comprehensive income-net of tax                83,314
                                                             -----------

Total shareholder's equity                                      389,518
                                                             ----------

Total liabilities and shareholder's equity                   $5,211,768
                                                             ==========

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF INCOME                                          Unaudited
Six Months Ended June 30, 2003
($ thousands)

Investment Income from Unaffiliated Investments
Interest income:
  Bonds and notes                                              $105,306
  Mortgage loans on real estate and other loans                  13,846
  Certificate loans                                                 487
Dividends                                                         3,028
Equity index options                                             10,067
Interest rate swap agreements                                    (2,290)
Other                                                               737
                                                              ---------

Total investment income                                         131,181
                                                              ---------


Investment Expenses
Parent and affiliated company fees
  Distribution                                                   14,172
  Investment advisory and services                                5,160
  Transfer agency                                                 1,670
  Depository                                                        179
Other                                                               270
                                                              ---------

Total investment expenses                                        21,451
                                                              ---------

Net investment income before provision
  for certificate reserves and income tax expense              $109,730
                                                               --------

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF INCOME (Continued)                                      Unaudited
Six Months Ended June 30, 2003
($ thousands)


Provision for Certificate Reserves
According to the terms of the certificates:
  Provision for certificate reserves                                 $   3,000
  Interest on additional credits                                           223
  Interest on advance payments                                               9
Additional credits/interest authorized by AECC:
  On fully paid certificates                                            63,528
  On installment certificates                                            2,336
                                                                     ---------

Total provision for certificate reserves before reserve recoveries      69,096
Reserve recoveries from terminations prior to maturity                    (752)
                                                                     ---------

Net provision for certificate reserves                                  68,344
                                                                     ---------

Net investment income before income tax expense                         41,386
Income tax expense                                                     (13,761)
                                                                     ---------

Net investment income                                                   27,625
                                                                     ---------

Net realized gain on investments
  Securities of unaffiliated issuers before income tax benefit           3,925
  Income tax expense                                                    (1,374)
                                                                     ---------

Net realized gain on investments                                         2,551
                                                                     ---------

Net income                                                           $  30,176
                                                                     =========

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME                                   Unaudited
Six Months Ended June 30, 2003
($ thousands)


Net Income                                                            $30,176
                                                                      --------

Other Comprehensive Income (Loss) net of tax

Unrealized gains on available-for-sale securities:
  Unrealized holding gains arising during period                        7,903
  Income tax expense                                                   (2,766)
                                                                      --------

  Net unrealized holding gains arising during period                    5,137

  Reclassification adjustment for gains included in net income         (6,231)
  Income tax benefit                                                    2,181
                                                                      --------

  Net reclassification adjustment for gains included in net income     (4,050)
                                                                      --------

  Net unrealized gains on available-for-sale securities                 1,087
                                                                      --------

  Unrealized losses on interest rate swaps:
    Unrealized losses arising during period                            (4,035)
    Income tax benefit                                                  1,412
                                                                      --------

  Net unrealized holding losses arising during period                  (2,623)

  Reclassification adjustment for losses included in net income         2,290
  Income tax benefit                                                     (801)
                                                                      --------

  Net reclassification adjustment for losses included in net income     1,489
                                                                      --------

Net unrealized losses on interest rate swaps                           (1,134)
                                                                      --------

Net other comprehensive loss                                              (47)
                                                                      --------


Total comprehensive income                                            $30,129
                                                                      ========

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY                                    Unaudited
Six Months Ended June 30, 2003
($ thousands)


Common Stock
  Balance at beginning and end of period                              $  1,500
                                                                      =========

Additional Paid-in capital
  Balance at beginning and end of period                              $373,844
                                                                      =========

Retained Earnings
  Appropriated for predeclared additional
  credits/interest
    Balance at beginning of period                                    $    811
    Transferred to unappropriated retained earnings                       (388)
                                                                      ---------

    Balance at end of period                                          $    423
                                                                      =========

  Appropriated for additional interest on advance payments
    Balance at beginning and end of period                            $     15
                                                                      =========

  Unappropriated
    Balance at beginning of period                                   $(100,142)
    Net income                                                          30,176
    Transferred from appropriated retained earnings                        388
                                                                      ---------

    Balance at end of period                                          $(69,578)
                                                                      =========

Accumulated Other Comprehensive Income-net of tax
  Balance at beginning of period                                      $ 83,361
  Net other comprehensive loss                                             (47)
                                                                      ---------

  Balance at end of period                                            $ 83,314
                                                                      =========

Total Shareholder's Equity                                            $389,518
                                                                      =========

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS                                             Unaudited
Six Months Ended June 30, 2003
($ thousands)


Cash Flows from Operating Activities
Net income                                                        $    30,176
Adjustments to reconcile net income to net
cash provided by operating activities:
  Interest added to certificate loans                                    (324)
  Net amortization of premiums                                          4,753
  Deferred taxes                                                      (22,186)
  Deferred distribution fees                                              645
  Net realized gain on equity index options                            (9,895)
  Net realized gain on investments                                     (3,925)
  Dividends and interest receivable                                      (890)
  Other assets and liabilities, net                                    14,516
                                                                  ------------

Net cash provided by operating activities                              12,870
                                                                  ------------

Cash Flows from Investing Activities
Available-for-Sale investments:
  Sales                                                             1,100,696
  Maturities and redemptions                                          684,785
  Purchases                                                        (1,991,221)
Other investments:
  Sales                                                                 7,899
  Maturities and redemptions                                           54,073
  Purchases                                                           (76,539)
Certificate loans:
  Payments                                                              1,649
  Fundings                                                               (712)
Changes in amounts due to and from brokers, net                      (236,027)
                                                                  ------------

Net cash used in investing activities                                (455,397)
                                                                  ------------

Cash Flows from Financing Activities
Payments from certificate owners                                    1,124,124
Interest credited on certificates                                      68,344
Certificate maturities and cash surrenders                         (1,026,062)
Proceeds from reverse repurchase agreements                           137,300
Payments on reverse repurchase agreements                             (84,942)
                                                                  ------------

Net cash provided by financing activities                             218,764
                                                                  ------------

Net decrease in Cash and Cash Equivalents                            (223,763)
Cash and Cash Equivalents at beginning of period                      224,363
                                                                  ------------

Cash and cash equivalents at end of period                        $       600
                                                                  ============

American Express Certificate Company                                  Schedule 1
Investments of Securities in Unaffiliated Issuers
At June 30, 2003
($ thousands)

                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------

BONDS AND NOTES
U.S. Government
U.S. Government-Direct Obligations
US TREASURY                                   2004     5.875%             165                  164                  176
US TREASURY                                   2006     5.625%             200                  199                  221
                                              -----    -------        --------             --------             --------
Total - U.S. Government-Direct Obligations                                365                  363                  397
                                              -----    -------        --------             --------             --------
Total - U.S. Government                                                   365                  363                  397

Mortgage Backed Securities
Mortgage Backed Securities
AERCO LIMITED - ABS                           2023     2.530%          12,585                3,775                2,517  (b)
BANC AMERICA LARGE LOAN                       2016     6.119%           4,169                4,169                4,586  (d)
BANC AMERICA LARGE LOAN                       2011     1.840%           8,213                8,213                7,012
BANK OF AMERICA - ABS                         2043     3.366%           8,449                8,448                8,709
BEAR STEARNS SECURED INVSTRS                  2040     4.000%           8,877                8,924                9,216
CDC COMMERCIAL MORTGAGE TRUST                 2019     5.252%           9,613                9,658               10,351
CENTEX HOME EQUITY                            2029     6.470%          10,000               10,028               10,587
CHASE COMMERCIAL MORT SEC                     2029     6.450%             805                  803                  835
CHASE MORTGAGE FINANCE CORP                   2029     6.500%           2,675                2,673                2,739
CMC SECURITIES CORP - ABS                     2031     6.490%          10,000               11,539               11,500
CONTIMORTGAGE HOME EQUITY LOAN                2016     6.690%             978                  975                  977
DLJ COMMERCIAL MORTGAGE CORP                  2032     7.120%           7,756                7,776                8,658
EQCC HOME EQUITY TRUST - ABS                  2021     6.610%              77                   77                   77
FEDERAL NATIONAL MORTGAGE ASSO                2023     6.500%              47                   47                   47
FEDERAL NATIONAL MORTGAGE ASSO                2011     6.000%          17,958               17,890               18,650
FEDERAL NATIONAL MORTGAGE ASSO                2014     6.000%          10,000                9,931               10,525
FEDERAL NATIONAL MORTGAGE ASSO                2028     5.625%          11,505               11,520               11,914
FEDERAL NATIONAL MORTGAGE ASSO                2030     6.000%           5,922                5,921                5,993
FEDERAL NATIONAL MORTGAGE ASSO                2042     5.000%          12,500               12,612               13,202
FEDERAL NATIONAL MORTGAGE ASSO                2042     5.000%          15,000               15,064               15,777
FEDERAL NATIONAL MORTGAGE ASSO                2022     5.000%          15,000               15,329               15,456
FEDERAL NATIONAL MORTGAGE ASSO 105989         2020     6.323%             500                  526                  526
FEDERAL NATIONAL MORTGAGE ASSO 190726         2033     4.825%           2,119                2,166                2,200
FEDERAL NATIONAL MORTGAGE ASSO 249907         2024     4.250%           1,718                1,744                1,758
FEDERAL NATIONAL MORTGAGE ASSO 250670         2011     7.000%             955                  960                1,022
FEDERAL NATIONAL MORTGAGE ASSO 250671         2011     7.500%           2,867                2,871                3,084
FEDERAL NATIONAL MORTGAGE ASSO 250857         2012     7.000%           2,620                2,613                2,803
FEDERAL NATIONAL MORTGAGE ASSO 252259         2014     5.500%             176                  173                  183
FEDERAL NATIONAL MORTGAGE ASSO 252344         2014     5.500%          12,681               12,386               13,280
FEDERAL NATIONAL MORTGAGE ASSO 252381         2014     5.500%          12,073               11,774               12,584
FEDERAL NATIONAL MORTGAGE ASSO 254010         2008     5.500%           6,116                6,104                6,288
FEDERAL NATIONAL MORTGAGE ASSO 254195         2017     5.500%          18,379               18,330               19,095
FEDERAL NATIONAL MORTGAGE ASSO 254508         2012     5.000%          30,491               31,181               31,708
FEDERAL NATIONAL MORTGAGE ASSO 254584         2012     5.000%          44,388               45,173               46,160
FEDERAL NATIONAL MORTGAGE ASSO 254586         2013     5.000%          66,826               68,550               69,493
FEDERAL NATIONAL MORTGAGE ASSO 254590         2017     5.000%          46,495               46,887               48,100
FEDERAL NATIONAL MORTGAGE ASSO 254591         2018     5.500%          30,368               31,451               31,547
FEDERAL NATIONAL MORTGAGE ASSO 254663         2023     5.000%           9,224                9,384                9,592
FEDERAL NATIONAL MORTGAGE ASSO 254719         2018     4.500%         146,462              147,841              149,583
FEDERAL NATIONAL MORTGAGE ASSO 254720         2018     4.500%         109,689              110,281              112,026
FEDERAL NATIONAL MORTGAGE ASSO 303115         2004     6.500%             534                  524                  546

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
FEDERAL NATIONAL MORTGAGE ASSO 303259         2025     4.005%           1,418                1,459                1,451
FEDERAL NATIONAL MORTGAGE ASSO 303445         2009     5.500%           5,363                5,206                5,621
FEDERAL NATIONAL MORTGAGE ASSO 303970         2024     6.000%           9,534                9,407                9,958
FEDERAL NATIONAL MORTGAGE ASSO 313042         2011     7.000%           2,283                2,289                2,443
FEDERAL NATIONAL MORTGAGE ASSO 313522         2012     7.000%           5,404                5,427                5,753
FEDERAL NATIONAL MORTGAGE ASSO 313561         2012     8.000%           3,055                3,104                3,284
FEDERAL NATIONAL MORTGAGE ASSO 323290         2013     6.000%             537                  533                  562
FEDERAL NATIONAL MORTGAGE ASSO 323748         2014     6.500%           8,103                7,934                8,555
FEDERAL NATIONAL MORTGAGE ASSO 323833         2014     6.000%           4,512                4,469                4,717
FEDERAL NATIONAL MORTGAGE ASSO 36225          2016     9.000%              14                   14                   15
FEDERAL NATIONAL MORTGAGE ASSO 367005         2012     7.000%           1,852                1,842                1,971
FEDERAL NATIONAL MORTGAGE ASSO 40877          2017     9.000%              26                   26                   29
FEDERAL NATIONAL MORTGAGE ASSO 50973          2009     6.000%           8,358                8,223                8,777
FEDERAL NATIONAL MORTGAGE ASSO 509806         2014     6.500%           3,537                3,502                3,733
FEDERAL NATIONAL MORTGAGE ASSO 51617          2017    10.000%              13                   13                   15
FEDERAL NATIONAL MORTGAGE ASSO 545249         2016     5.500%          26,338               26,444               27,364
FEDERAL NATIONAL MORTGAGE ASSO 545303         2016     5.000%          16,726               16,480               17,306
FEDERAL NATIONAL MORTGAGE ASSO 545400         2017     5.500%          33,007               32,842               34,292
FEDERAL NATIONAL MORTGAGE ASSO 545492         2022     5.500%           8,554                8,467                8,874
FEDERAL NATIONAL MORTGAGE ASSO 545679         2022     5.500%          18,526               18,037               19,219
FEDERAL NATIONAL MORTGAGE ASSO 545786         2032     5.808%           7,209                7,241                7,463
FEDERAL NATIONAL MORTGAGE ASSO 555366         2018     4.500%         175,545              177,196              179,412
FEDERAL NATIONAL MORTGAGE ASSO 566074         2031     5.756%           4,310                4,308                4,507
FEDERAL NATIONAL MORTGAGE ASSO 584507         2031     5.941%           5,187                5,164                5,399
FEDERAL NATIONAL MORTGAGE ASSO 584829         2016     6.000%           9,391                9,321                9,802
FEDERAL NATIONAL MORTGAGE ASSO 585743         2016     5.500%          24,566               24,688               25,523
FEDERAL NATIONAL MORTGAGE ASSO 616220         2016     5.000%          18,118               17,773               18,746
FEDERAL NATIONAL MORTGAGE ASSO 617270         2017     5.000%          19,265               19,027               19,932
FEDERAL NATIONAL MORTGAGE ASSO 620293         2032     5.493%          10,236               10,139               10,621
FEDERAL NATIONAL MORTGAGE ASSO 622462         2016     5.500%          16,931               16,723               17,590
FEDERAL NATIONAL MORTGAGE ASSO 623866         2017     5.000%          19,870               19,814               20,558
FEDERAL NATIONAL MORTGAGE ASSO 625943         2017     5.000%          23,906               23,842               24,731
FEDERAL NATIONAL MORTGAGE ASSO 626925         2018     4.500%           6,735                6,799                6,882
FEDERAL NATIONAL MORTGAGE ASSO 651629         2032     5.359%          11,750               11,773               12,137
FEDERAL NATIONAL MORTGAGE ASSO 653342         2032     5.358%           8,094                8,126                8,375
FEDERAL NATIONAL MORTGAGE ASSO 654158         2032     5.026%           9,179                9,198                9,610
FEDERAL NATIONAL MORTGAGE ASSO 654195         2032     4.954%           8,664                8,670                8,930
FEDERAL NATIONAL MORTGAGE ASSO 655646         2032     5.754%           8,531                8,545                8,809
FEDERAL NATIONAL MORTGAGE ASSO 655798         2032     5.268%          15,417               15,387               15,920
FEDERAL NATIONAL MORTGAGE ASSO 661349         2032     5.486%          10,332               10,360               10,753
FEDERAL NATIONAL MORTGAGE ASSO 661501         2032     5.233%           7,175                7,209                7,409
FEDERAL NATIONAL MORTGAGE ASSO 661744         2032     5.383%          11,876               11,932               12,319
FEDERAL NATIONAL MORTGAGE ASSO 664521         2032     5.153%          11,788               11,844               12,172
FEDERAL NATIONAL MORTGAGE ASSO 66458          2004    10.000%              37                   37                   37
FEDERAL NATIONAL MORTGAGE ASSO 664750         2032     4.999%           9,054                9,077                9,354
FEDERAL NATIONAL MORTGAGE ASSO 670731         2032     5.331%           8,992                9,028                9,420
FEDERAL NATIONAL MORTGAGE ASSO 670779         2032     5.200%           9,964               10,033               10,253
FEDERAL NATIONAL MORTGAGE ASSO 670890         2032     4.756%          14,997               15,062               15,576
FEDERAL NATIONAL MORTGAGE ASSO 670912         2032     5.074%           9,913                9,948               10,379
FEDERAL NATIONAL MORTGAGE ASSO 670947         2032     4.716%          14,519               14,601               15,078
FEDERAL NATIONAL MORTGAGE ASSO 677680         2018     4.500%          49,350               49,817               50,437
FEDERAL NATIONAL MORTGAGE ASSO 685479         2018     4.500%          36,066               36,331               36,851
FEDERAL NATIONAL MORTGAGE ASSO 694852         2033     5.039%          11,950               12,163               12,205
FEDERAL NATIONAL MORTGAGE ASSO 70007          2017     3.728%             395                  400                  404
FEDERAL NATIONAL MORTGAGE ASSO 701161         2018     4.500%          28,670               28,882               29,294
FEDERAL NATIONAL MORTGAGE ASSO 70117          2017     3.527%             137                  138                  141
FEDERAL NATIONAL MORTGAGE ASSO 701269         2018     4.500%          29,276               29,494               29,914
FEDERAL NATIONAL MORTGAGE ASSO 703991         2018     4.500%          28,428               28,637               29,047
FEDERAL NATIONAL MORTGAGE ASSO 704592         2018     5.000%          17,870               18,506               18,481

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
FEDERAL NATIONAL MORTGAGE ASSO 70694          2005     9.500%             137                  137                  146
FEDERAL NATIONAL MORTGAGE ASSO 708635         2018     5.000%          12,962               13,416               13,406
FEDERAL NATIONAL MORTGAGE ASSO 708646         2018     4.500%          16,938               16,994               17,307
FEDERAL NATIONAL MORTGAGE ASSO 73227          2005     6.700%             977                  978                1,040
FEDERAL NATIONAL MORTGAGE ASSO 88879          2019     6.974%             445                  452                  458
FEDERAL NATIONAL MORTGAGE ASSO 89125          2019     3.626%           1,606                1,639                1,640
FHLMC                                         2030     5.500%          25,155               25,023               25,754
FHLMC                                         2030     5.500%          27,759               27,659               28,077
FHLMC                                         2030     6.000%           5,412                5,390                5,441
FHLMC                                         2030     5.500%          17,592               17,539               17,826
FHLMC                                         2021     5.250%          30,000               29,981               30,801
FHLMC                                         2022     5.500%          30,000               30,853               30,608
FHLMC                                         2022     5.500%          25,000               25,492               26,070
FHLMC                                         2018     5.500%          75,000               76,527               77,689
FHLMC                                         2023     5.500%          20,165               20,597               21,040
FHLMC                                         2022     5.500%          94,000               96,306               96,708
FHLMC                                         2022     5.000%          19,100               19,508               19,777
FHLMC                                         2023     5.500%          25,000               25,784               26,229
FHLMC                                         2023     5.500%          60,000               62,005               62,389
FHLMC                                         2022     5.500%         147,800              152,468              153,109
FHLMC                                         2023     5.500%          60,000               61,998               62,723
FHLMC                                         2022     5.000%          25,000               25,740               25,835
FHLMC 1B0183                                  2031     5.561%           9,848                9,726               10,149
FHLMC 350190                                  2022     3.375%             713                  739                  727
FHLMC 405014                                  2019     4.244%             181                  182                  185
FHLMC 405092                                  2019     4.116%             369                  366                  378
FHLMC 405185                                  2018     4.000%             482                  481                  493
FHLMC 405243                                  2019     3.510%             168                  170                  171
FHLMC 405360                                  2019     4.271%             223                  226                  229
FHLMC 405437                                  2019     4.275%             159                  158                  163
FHLMC 405455                                  2019     4.330%             309                  312                  317
FHLMC 405615                                  2019     3.849%             340                  343                  347
FHLMC 605041                                  2019     3.267%              28                   29                   29
FHLMC 605048                                  2018     3.897%             271                  272                  277
FHLMC 605432                                  2017     4.276%             165                  165                  169
FHLMC 605433                                  2017     3.294%             329                  331                  335
FHLMC 605454                                  2017     4.152%           1,064                1,060                1,087
FHLMC 606024                                  2019     3.239%             525                  520                  535
FHLMC 606025                                  2019     3.444%           1,521                1,525                1,550
FHLMC 630048                                  2018     6.375%              10                   10                   10
FHLMC 630074                                  2018     5.625%             180                  179                  187
FHLMC 780514                                  2033     5.054%          24,851               25,522               25,573
FHLMC 785363                                  2025     4.401%             779                  789                  806
FHLMC 785619                                  2026     4.750%             325                  326                  334
FHLMC 785634                                  2026     4.647%             401                  401                  412
FHLMC 788941                                  2031     5.600%           5,478                5,396                5,640
FHLMC 840031                                  2019     3.979%              38                   38                   39
FHLMC 840035                                  2019     4.269%             153                  152                  155
FHLMC 840036                                  2019     4.361%             336                  338                  346
FHLMC 840072                                  2019     3.443%             477                  476                  483
FHLMC 845154                                  2022     4.466%             583                  607                  599
FHLMC 845523                                  2023     4.316%             545                  562                  558
FHLMC 845654                                  2024     4.536%           1,449                1,472                1,497
FHLMC 845730                                  2023     4.090%           2,415                2,494                2,521
FHLMC 845733                                  2024     3.802%           2,379                2,424                2,446
FHLMC 846072                                  2029     4.214%             886                  909                  913
FHLMC 846107                                  2025     4.778%             800                  817                  849

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
FHLMC 865008                                  2018     5.923%           1,205                1,229                1,254
FHLMC 885008                                  2003    10.000%               4                    4                    4
FHLMC C90581                                  2022     5.500%          11,192               11,107               11,590
FHLMC C90582                                  2022     5.500%           7,451                7,397                7,717
FHLMC E00151                                  2007     7.500%             826                  837                  876
FHLMC E00383                                  2010     7.000%           2,606                2,601                2,771
FHLMC E00388                                  2010     7.000%           1,678                1,660                1,785
FHLMC E00426                                  2011     6.500%           1,646                1,633                1,734
FHLMC E00484                                  2012     6.500%           1,506                1,475                1,585
FHLMC E01140                                  2017     6.000%          33,229               34,390               34,556
FHLMC E76761                                  2014     6.500%           6,285                6,188                6,640
FHLMC E77557                                  2014     6.500%             770                  754                  809
FHLMC E80594                                  2014     6.500%           1,870                1,831                1,978
FHLMC E90153                                  2017     6.000%           8,997                9,363                9,356
FHLMC E90154                                  2017     6.000%          23,112               24,053               24,034
FHLMC E91041                                  2017     5.000%          19,220               19,253               19,872
FHLMC E91491                                  2012     5.000%          10,003               10,241               10,383
FHLMC E93341                                  2012     5.000%          31,267               32,350               32,453
FHLMC E95403                                  2018     5.000%          11,666               12,104               12,062
FHLMC E95556                                  2013     4.500%           9,789               10,135               10,047
FHLMC E95562                                  2013     4.500%          15,707               16,262               16,122
FHLMC E95671                                  2018     5.000%          17,223               17,815               17,804
FHLMC E96172                                  2013     4.500%          49,672               51,579               51,398
FHLMC G10364                                  2010     7.000%           2,961                2,947                3,149
FHLMC G10369                                  2010     6.500%           7,683                7,606                8,120
FHLMC G10439                                  2011     6.500%             832                  815                  877
FHLMC G10665                                  2012     7.000%          11,111               11,084               11,812
FHLMC G10949                                  2014     6.500%           4,367                4,308                4,613
FHLMC G11004                                  2015     7.000%           1,658                1,649                1,765
FHLMC G11193                                  2016     5.000%          13,811               13,608               14,281
FHLMC G11298                                  2017     5.000%          19,809               19,849               20,481
FHLMC G30227                                  2023     5.500%          15,882               16,535               16,447
GMAC MORTGAGE SECURITIES INC                  2029     6.451%           2,414                2,412                2,485
GMAC MORTGAGE SECURITIES INC                  2009     2.230%           3,000                3,000                2,985  (d)
GOVERNMENT NATIONAL MTGE ASSOC                2029     2.578%           9,898                9,827                9,958
GOVERNMENT NATIONAL MTGE ASSOC                2024     3.815%          15,315               15,210               15,760
GOVERNMENT NATIONAL MTGE ASSOC                2030     5.750%           9,914                9,890               10,082
GOVERNMENT NATIONAL MTGE ASSOC 8157           2023     4.375%           1,271                1,295                1,315
GOVERNMENT NATIONAL MTGE ASSOC 8206           2017     4.375%             418                  413                  432
GOVERNMENT NATIONAL MTGE ASSOC 8240           2017     5.750%             215                  205                  222
GOVERNMENT NATIONAL MTGE ASSOC 8251           2017     5.750%              19                   18                   20
GOVERNMENT NATIONAL MTGE ASSOC 8274           2017     5.625%             622                  610                  640
GOVERNMENT NATIONAL MTGE ASSOC 8283           2017     5.625%             105                  102                  108
GOVERNMENT NATIONAL MTGE ASSOC 8293           2017     5.625%             175                  171                  181
GOVERNMENT NATIONAL MTGE ASSOC 8341           2018     5.375%              61                   60                   64
GOVERNMENT NATIONAL MTGE ASSOC 8353           2018     5.375%             307                  299                  318
GOVERNMENT NATIONAL MTGE ASSOC 8365           2018     5.375%             501                  484                  520
GOVERNMENT NATIONAL MTGE ASSOC 8377           2018     5.750%             164                  158                  169
GOVERNMENT NATIONAL MTGE ASSOC 8428           2018     5.625%              84                   83                   86
GOVERNMENT NATIONAL MTGE ASSOC 8440           2018     5.625%             251                  247                  258
GOVERNMENT NATIONAL MTGE ASSOC 8638           2025     5.375%           1,445                1,458                1,497
GREEN TREE ACCEPTANCE - ABS                   2018     7.700%           4,737                4,476                4,734
GREENWICH CAPITAL DERIVATIVES                 2013     3.357%           4,761                4,760                4,886
JP MORGAN CHASE COMM MORT SEC                 2033     5.288%           4,471                4,466                4,683
KSL RECREATION GROUP INC                      2013     2.240%           7,000                7,000                7,002
LEHMAN BROTHERS - ABS                         2030     6.330%           1,246                1,244                1,249
LEHMAN BROTHERS - ABS                         2035     5.870%           3,504                3,507                3,700
LEHMAN BROTHERS - ABS                         2026     5.969%           7,500                7,529                8,406
LEHMAN BROTHERS - ABS                         2026     4.904%           7,500                7,531                8,109

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
LEHMAN BROTHERS - ABS                         2026     4.023%           5,500                5,524                5,752
LIFT - LEASE INVESTMENT FLIGHT                2016     1.610%           4,129                4,129                2,685
MORGAN - J.P. COMM MTGE FIN CO                2027     6.470%             468                  467                  490
MORGAN - J.P. COMM MTGE FIN CO                2030     6.373%             374                  373                  377
MORGAN - J.P. COMM MTGE FIN CO                2035     6.180%           5,854                5,865                6,406
MORGAN STANLEY                                2039     5.380%           4,794                4,803                5,220
MORGAN STANLEY                                2035     4.090%           4,301                4,301                4,490
MORGAN STANLEY                                2035     5.160%           2,500                2,511                2,726
MORGAN STANLEY CAPITAL SERVICE                2040     3.270%          10,000               10,050                9,965
MORGAN STANLEY MORTGAGE TRUST                 2028     7.387%           1,957                1,959                1,968
MORGAN STANLEY MORTGAGE TRUST                 2030     6.590%           5,036                5,039                5,244
MORGAN STANLEY MORTGAGE TRUST                 2030     6.250%             954                  954                1,019
MORGAN STANLEY MTG TRUST - CMO                2005     7.826%           2,500                2,499                2,808  (d)
NPF XII  INC - ABS                            2003     1.740%          10,000                3,000                3,000  (b)(d)(e)
RESIDENTIAL ASSET SECURITIES                  2027     6.390%           3,172                3,158                3,212
SHEARSON LEHMAN PASS-THROUGH                  2004     6.875%           1,056                1,053                1,082  (d)
TRIZEC CORP LTD                               2013     6.522%           5,000                4,999                5,620  (d)
WASHINGTON MUTUAL INC                         2033     3.927%          10,000               10,000               10,255
                                              -----   --------      ----------           ----------           ----------
Total - Mortgage Backed Securities                                  2,876,018            2,895,051            2,954,460
                                              -----   --------      ----------           ----------           ----------
Total - Mortgage Backed Securities                                  2,876,018            2,895,051            2,954,460

Municipal Bonds
California
CALIFORNIA HSG FIN AGY SGL FAM                2016     7.890%           1,090                1,090                1,095
                                              -----   --------      ----------           ----------           ----------
Total - California                                                      1,090                1,090                1,095

Colorado
COLORADO HEALTH FACS AUTH REV                 2003     6.950%           7,500                7,500                7,682
                                              -----   --------      ----------           ----------           ----------
Total - Colorado                                                        7,500                7,500                7,682

New Jersey
NEW JERSEY STATE TRNPK AUTH                   2009     3.140%           4,000                4,000                3,952
                                              -----   --------      ----------           ----------           ----------
Total - New Jersey                                                      4,000                4,000                3,952

New York
NEW YORK CITY GO - LT                         2008     3.000%           5,000                5,004                4,978
                                              -----   --------      ----------           ----------           ----------
Total - New York                                                        5,000                5,004                4,978

Pennsylvania
WYOMING VALLEY PA SANI AUTH WT                2007     5.125%              70                   70                   75
                                              -----   --------      ----------           ----------           ----------
Total - Pennsylvania                                                       70                   70                   75
                                              -----   --------      ----------           ----------           ----------
Total - Municipal Bonds                                                17,660               17,664               17,782

Corporate Debt Securities
Corporate - Finance
ALLIANCE CAPITAL MGMT  -LP                    2006     5.625%          12,500               12,456               13,432
ALLSTATE CORP                                 2006     5.375%           5,000                4,988                5,519
AMB PROPERTY CORP                             2005     7.200%           5,000                4,996                5,549
AMERICAN GENERAL FINANCE CORP                 2007     4.500%           7,500                7,481                8,025
AMERICAN GENERAL FINANCE CORP                 2008     2.750%           5,000                4,997                4,930
AON CORP                                      2004     6.900%           3,000                2,999                3,137
ASSOCIATED BANC CORP                          2007     3.700%           6,000                5,943                6,165
BANK OF AMERICA CORP                          2010     7.800%           5,000                5,969                6,165
BANK OF NEW YORK CO INC                       2007     5.200%           7,000                7,089                7,686

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
BANK ONE NA                                   2008     3.700%          19,000               19,222               19,776
BANKAMERICA CORP                              2009     5.875%           5,000                5,452                5,687
BANKAMERICA CORP                              2004     6.625%           5,000                4,998                5,256
BANKNORTH GROUP INC                           2008     3.750%           6,150                6,216                6,295
BEAR STEARNS                                  2008     4.000%          10,000               10,546               10,460
CAPITAL ONE BANK                              2006     6.875%           8,800                9,377                9,443
COUNTRYWIDE FUNDING CORP                      2004     5.250%          10,000                9,992               10,357
COUNTRYWIDE HOME LOANS                        2006     5.500%           5,000                4,984                5,454
CREDIT SUISSE FIRST BOSTON INC                2008     4.625%          15,000               15,417               16,018
ERAC USA FINANCE COMPANY                      2004     6.950%           9,000                9,017                9,299  (d)
FIRST UNION CORP                              2004     6.625%           3,000                2,998                3,150
FLEET BOSTON FINANCIAL CORP                   2007     4.200%          11,000               11,175               11,570
FLEET FINANCIAL GROUP INC.                    2005     7.250%           2,900                3,219                3,236
FORD MOTOR CREDIT CO                          2006     6.875%           5,000                5,058                5,303
GOLDMAN SACHS GROUP INC                       2005     7.625%          10,000               10,330               11,269
GOLDMAN SACHS GROUP INC                       2012     6.600%          10,000               10,167               11,620
HERTZ CORP                                    2004     1.820%          10,000               10,000                9,843
HOUSEHOLD FINANCE CORP                        2006     6.500%           2,000                1,998                2,218
HOUSEHOLD INTERNATIONAL                       2007     5.750%           5,000                4,918                5,518
JP MORGAN CHASE & COMPANY                     2008     4.000%          10,000               10,051               10,455
KELLOGG UK HOLDING CO LIMITED                 2006     4.490%          11,200               11,200               11,668  (d)
KEY BANK OF NY                                2008     7.500%           9,000               10,911               10,832
LEHMAN BROTHERS HLDGS                         2006     6.250%          10,000                9,989               11,152
LEHMAN BROTHERS HLDGS                         2008     4.000%           5,000                5,214                5,225
MARSH & MCLENNAN COMPANIES  IN                2008     3.625%           5,000                4,989                5,185
MARSHALL & ILSLEY CORP                        2006     5.750%          10,000                9,996               11,005
MBNA AMERICA BANK NA                          2005     7.750%           6,000                5,989                6,688
MERRILL LYNCH & CO INC                        2009     4.750%          10,000                9,981               10,568
MERRILL LYNCH & CO INC                        2008     3.700%           5,000                5,170                5,163
MERRILL LYNCH AIG CBO                         2010     0.000%           6,500                    0                    0  (b)(e)
MERRILL LYNCH ELLIOTT & PAIGE                 2010     0.000%          11,000                    0                    0  (b)(d)(e)
METLIFE INC                                   2005     3.911%          10,000               10,188               10,416
MGIC INVESTMENT CORP/WI                       2005     7.500%           7,000                6,986                7,818
MORGAN STANLEY                                2006     6.100%           5,000                4,997                5,504
MORGAN STANLEY                                2007     5.800%           5,000                4,989                5,560
MORGAN STANLEY                                2008     3.625%           5,000                5,019                5,124
NATWEST - NATIONAL WESTMINSTER                2009     7.375%          12,650               15,102               15,507
O'N'E' LOAN TRUST                             2007     2.028%          25,000               26,676               28,192  (b)(d)
OLD NATIONAL BANCORP                          2008     3.500%           7,000                6,978                6,998
POPULAR NA INC                                2003     6.580%           5,000                4,999                5,103
POPULAR NA INC                                2008     4.250%          12,500               12,456               12,975
SAFECO CORP                                   2010     4.875%           6,000                5,970                6,318
SIMON DEBARTOLO GROUP INC.                    2007     7.125%          10,000               10,196               11,422
SLM CORP                                      2008     3.625%          15,000               15,042               15,396
SOUTHERN COMPANY FUNDING                      2007     5.300%           6,500                6,492                7,022
SOVEREIGN BANCORP INC                         2005    10.200%           3,440                3,440                3,772  (d)
ST PAUL COMPANIES                             2007     5.750%           7,000                6,982                7,596
SUNTRUST BANKS INC                            2007     5.050%           7,500                7,497                8,190
TIAA GLOBAL MARKETS                           2008     3.875%           7,500                7,493                7,857  (d)
TRAVELERS PROPERTY CASUALTY                   2008     3.750%           5,000                4,988                5,157
UNION PLANTERS CORP                           2007     5.125%           5,000                4,998                5,436
US BANCORP                                    2003     7.500%          10,000               10,000               10,049
WACHOVIA BANK                                 2005     7.450%           5,000                5,000                5,557
WACHOVIA BANK                                 2006     4.950%           6,000                5,992                6,533
WASHINGTON MUTUAL INC                         2006     7.500%           1,400                1,395                1,618
WASHINGTON MUTUAL INC                         2008     4.375%          12,980               13,311               13,736
WAYLAND INVESTMENT FUND LLC                   2004     7.790%           5,000                5,000                5,220  (d)
WELLS FARGO & CO                              2007     5.125%           5,000                5,000                5,470
WELLS FARGO & CO                              2008     3.500%           5,000                4,995                5,158

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
WELLS FARGO & CO                              2011     6.450%           4,000                4,498                4,716
                                              -----    ------         -------              -------              -------
Total - Corporate - Finance                                           528,020              522,173              549,739

Corporate - Industrial
ABITIBI CONSOLIDATED INC                      2005     8.300%           3,250                3,250                3,516
ALCOA INC                                     2007     4.250%          10,000                9,972               10,605
AMERICAN AIRLINES                             2008     6.400%           1,505                  226                  903  (b)(d)
AMERICAN AIRLINES                             2008     6.400%           1,059                  159                  635  (b)(d)
AMERICAN AIRLINES                             2008     6.400%           1,535                  230                  921  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             855                  128                  513  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             855                  128                  513  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             855                  128                  513  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             367                   55                  220  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             367                   55                  220  (b)(d)
AMERICAN AIRLINES                             2008     6.400%             367                   55                  220  (b)(d)
AMERICAN STANDARD COMPANIES                   2008     7.375%           2,000                1,935                2,213
ANADARKO PETRO CORP                           2008     3.250%          10,000               10,135               10,010
AOL TIME WARNER                               2007     6.150%           8,000                8,757                8,999
ARCH COAL INC                                 2013     6.750%             500                  514                  513  (d)
ASHLAND INC                                   2005     7.830%           1,100                1,100                1,188
BRITISH SKY BROADCASTING                      2009     6.875%           1,500                1,457                1,695
BURLINGTON NORTHERN SANTA FE C                2005     6.375%           5,000                4,999                5,528
CABLEVISION SYSTEMS - NY GRP -                2007     7.875%           2,500                2,407                2,556
CAMPBELL SOUP CO.                             2008     5.875%           6,000                6,830                6,834
CATERPILLAR FINANCE SERVICES L                2004     6.875%           5,000                4,995                5,294
CINTAS CORP                                   2007     5.125%           2,000                1,999                2,165  (d)
CLEAR CHANNEL COMMUNICATIONS                  2003     7.250%           5,000                5,000                5,050
COCA-COLA ENTERPRISES INC                     2007     5.250%          10,000                9,958               11,009
COMCAST CABLEVISION                           2006     6.375%           1,300                1,298                1,422
COMCAST CORP                                  2008     6.200%          10,000               11,069               11,261
CONAGRA FOODS INC                             2005     7.500%           4,000                3,996                4,487
CONOCO - CANADA                               2006     5.450%           3,000                3,112                3,312
CONOCO INC                                    2004     5.900%           7,500                7,498                7,763
CONSTELLATION BRANDS INC                      2006     8.625%           1,000                  993                1,090
COTT BEVERAGES INC                            2011     8.000%           1,500                1,470                1,620  (d)
CSX CORP                                      2009     4.875%           8,000                8,120                8,451
CSX TRANSPORTATION INC                        2007     7.450%           3,600                4,098                4,191
DAIMLER CHRYSLER NA - US                      2006     6.400%           6,000                6,174                6,537
DAIMLER CHRYSLER NA - US                      2008     4.750%           9,000                9,495                9,204
DEVON ENERGY CORPORATION                      2004     6.750%           6,500                6,529                6,670
DEVON ENERGY CORPORATION                      2004     8.050%           2,000                1,994                2,115
DIAGEO PLC                                    2007     3.500%           4,000                3,993                4,117
DIAGEO PLC                                    2004     6.625%           6,000                5,999                6,312
DIAGEO PLC                                    2008     3.375%          10,000                9,929               10,258
DISNEY COMPANY - THE WALT                     2006     5.500%          10,000               10,049               10,902
DISNEY COMPANY - THE WALT                     2007     5.375%           5,000                4,991                5,449
ELAN CORP PLC                                 2005     7.720%           5,000                2,750                3,600  (b)(d)
ELAN CORP PLC                                 2005     7.620%           7,000                3,850                5,040  (b)(d)
ENERGIZER HOLDINGS INC                        2005     7.860%           7,000                7,000                7,656  (d)
EQUIFAX INC                                   2007     4.950%           4,000                3,993                4,235
FIRSTPLUS FINL GROUP - ABS                    2023    42.594%           1,437                1,428                2,398  (b)(d)
GANNETT CO INC                                2007     5.500%          10,000                9,945               11,094
GENERAL ELECTRIC CAP CORP                     2008     3.500%           7,500                7,493                7,685
GENERAL ELECTRIC CAP CORP                     2007     5.375%           5,000                4,985                5,496
GENERAL ELECTRIC CAP CORP                     2008     4.250%           4,000                3,978                4,237
GENERAL MILLS                                 2007     5.125%           7,300                7,617                7,952

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
GENERAL MOTORS ACCEPTANCE CORP                2008     5.125%          12,500               12,457               12,377
HANOVER EQUIPMENT TRUST                       2008     8.500%           1,000                1,027                1,050
HARRAH'S ENTERTAINMENT INC                    2005     7.875%           2,000                2,044                2,175
HMH PROPERTIES INC                            2005     7.875%           1,000                1,026                1,018
HORTON D R INC                                2009     8.000%           2,000                1,993                2,220
INGERSOLL RAND                                2004     5.800%          10,000                9,997               10,381
INTERNATIONAL PAPER COMPANY                   2008     3.800%          15,000               15,109               15,296
JOHN DEERE CAPITAL CORPORATION                2008     3.900%          15,000               15,170               15,577
JONES APPAREL GROUP INC                       2004     7.500%           3,000                2,998                3,157
JONES APPAREL GROUP INC                       2006     7.875%           2,000                1,997                2,291
KAUFMAN & BROAD HOME                          2004     7.750%           3,000                2,995                3,146
KELLOGG CO.                                   2006     6.000%           5,150                5,527                5,677
KELLOGG CO.                                   2008     2.875%           5,000                4,998                4,963
KENDALL-JACKSON WINE ESTATES L                2009     2.570%          12,000               12,000               12,432  (d)
KIRBY CORPORATION                             2013     2.540%          15,000               15,000               15,151  (d)
KRAFT FOODS INC                               2006     4.625%          15,000               14,984               15,952
KROGER COMPANY                                2006     8.150%           4,000                4,002                4,618
L-3 COMMUNICATIONS CORP                       2013     6.125%           1,500                1,493                1,523  (d)
LAMAR ADVERTISING                             2007     8.625%           2,000                2,001                2,075
LAMAR ADVERTISING                             2013     7.250%             745                  772                  790  (d)
LEAR CORP                                     2005     7.960%           1,500                1,502                1,598
LOUISIANA PACIFIC                             2005     8.500%           1,000                  994                1,080
MASCO CORP                                    2007     4.625%           5,000                4,990                5,300
MEDIA GENERAL                                 2006     6.950%           5,000                4,998                5,400
NCI BUILDING SYSTEMS INC                      2009     9.250%           2,000                2,017                2,140
NEWFIELD EXPLORATION CO                       2011     7.625%           1,000                1,002                1,126
NEWS AMERICA HOLDINGS INC                     2008     6.625%          13,750               15,687               15,671
NORSKE SKOG                                   2011     8.625%           1,000                1,006                1,045
NORTHWEST AIRLINES CORP                       2011     6.841%          10,000               10,000                9,900
OCCIDENTAL PETROLEUM CORP                     2008     7.375%           7,500                8,412                8,864
OFFSHORE LOGISTICS  INC.                      2008     7.875%           2,000                2,002                2,020
OMNICARE  INC                                 2013     6.125%           1,000                1,032                1,025
PARACELSUS ESCROW                             2006     0.000%           5,000                    0                    0  (d)(e)
PRAXAIR INC.                                  2008     2.750%          15,000               14,936               14,878
QUEBECOR WORLD INC                            2006     7.200%          10,000               10,000               10,818  (d)
QUEBECOR WORLD- USA                           2008     8.375%           3,000                3,000                3,151
RAYTHEON COMPANY                              2010     6.550%           1,655                1,914                1,852
RAYTHEON COMPANY                              2010     6.000%           2,500                2,809                2,744
REPUBLIC SERVICES INC                         2004     6.625%           5,000                4,995                5,217
RHODIA                                        2010     7.625%           1,000                1,035                1,060  (d)
RIO ALTO EXPLORATION LTD                      2005     7.690%           9,000                9,000                9,908  (d)
RIO TINTO LTD                                 2008     2.625%          12,500               12,497               12,271
ROGERS CABLE SYSTEMS                          2013     6.250%           1,500                1,525                1,496  (d)
SAFEWAY INC                                   2007     4.800%           5,000                4,992                5,222
SARA LEE CORP                                 2003     8.375%           5,000                5,000                5,027
SARA LEE CORP                                 2008     2.750%          15,000               14,949               14,864
SCHULER HOMES INC                             2009     9.375%           1,000                1,000                1,130
SCOTTS COMPANY                                2009     8.625%           2,000                1,950                2,140
SHAW COMMUNICATIONS INC                       2011     7.250%             500                  520                  539
SPX CORP                                      2011     6.250%             500                  505                  510
STANLEY WORKS                                 2007     3.500%           2,500                2,491                2,548  (d)
STATION CASINOS INC.                          2008     8.375%           1,500                1,510                1,620
TARGET CORP                                   2009     5.375%           6,150                6,405                6,849
TEKKAY SHIPPING CORP                          2008     8.320%           1,500                1,506                1,601
TENET HEALTHCARE CORP.                        2007     5.000%           6,000                5,955                5,700
TEXTRON INC                                   2004     6.375%           3,000                2,996                3,117
TIME WARNER ENTERTAINMENT CO                  2006     6.125%           8,000                7,990                8,748
TRANS OCEAN CONTAINER CORP                    2007     6.670%           4,124                4,114                4,553  (d)
TTX COMPANY                                   2004     7.350%           4,000                4,000                4,275  (d)

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
UNILEVER CAPITAL CORP - USA                   2003     6.750%           9,500                9,496                9,675
UNION PACIFIC CORP                            2004     5.840%           5,000                5,000                5,174
UNION PACIFIC CORP                            2009     3.875%           6,000                5,983                6,103
UNION PACIFIC CORP                            2010     3.625%           3,000                2,980                2,939
UNION TANK                                    2008     6.500%           2,754                2,751                3,000
UNITED AIR LINES INC                          2010     7.032%           3,920                3,920                3,343
UNITED HEALTHCARE                             2005     7.500%           6,000                5,989                6,788
USX CORP                                      2004     7.200%          10,000               10,035               10,323
VALERO ENERGY CORP                            2007     6.125%           3,500                3,495                3,839
VALSPAR CORP                                  2007     6.000%          10,000                9,961               10,693
VIACOM INC                                    2007     5.625%          10,000               10,135               11,129
VIN & SPIRIT AB - V&S                         2008     3.570%          15,000               15,000               15,000  (d)
WALMART STORES                                2006     5.450%          10,000               10,207               11,043
WEYERHAEUSER CO                               2008     5.950%          10,000               10,369               11,188
WYETH                                         2004     5.875%           5,000                4,998                5,155
WYETH                                         2006     6.250%           5,000                5,000                5,544
                                              -----    -------        --------             --------             --------
Total - Corporate - Industrial                                        660,501              652,466              686,197

Corporate - Utility
AMERICAN ELECTRIC POWER                       2006     6.125%           2,500                2,495                2,740
BELLSOUTH CORP                                2010     7.750%          15,000               17,758               18,605
BRITISH TELECOMM/PP                           2005     7.875%          12,500               13,176               14,236
CINERGY CORP                                  2004     6.125%           4,000                3,999                4,114
CINGULAR WIRELESS LLC                         2006     5.625%           5,000                4,987                5,481  (d)
CITIZENS COMMUNICATIONS COMPAN                2004     6.375%          10,000                9,991               10,450  (d)
CITIZENS COMMUNICATIONS COMPAN                2008     7.625%           2,591                3,069                3,078
CONSUMERS ENERGY                              2008     4.250%           9,500                9,838                9,800  (d)
DEUTSCHE TELEKOM                              2010     8.500%           8,250               10,177               10,134
DOMINION RESOURCES INC                        2003     7.600%          11,000               11,000               11,022
DTE ENERGY CO                                 2004     6.000%          10,000                9,993               10,356
ENERGY EAST CORP                              2006     5.750%           7,500                7,470                8,171
FIRST ENERGY CORP                             2006     5.500%          10,000                9,992               10,715
FPL FUELS INC                                 2006     2.340%           5,370                5,370                5,370  (d)
FPL FUELS INC                                 2006     2.340%           4,630                4,630                4,630  (d)
FRANCE TELECOM                                2006     8.700%           2,850                2,979                3,251
KANSAS CITY POWER & LIGHT                     2005     7.125%          10,000               10,262               11,131
KANSAS CITY POWER & LIGHT                     2007     6.000%           4,000                3,994                4,394  (d)
MIDAMERICAN ENERGY HLDGS                      2008     3.500%           9,500                9,485                9,551  (d)
NIAGARA MOHAWK POWER CORP                     2003     7.375%           3,000                3,002                3,014
NISOURCE INC                                  2003     7.500%           5,000                4,999                5,100
PECO ENERGY COMPANY                           2008     3.500%          20,000               20,000               20,558
PPL CORPORATION                               2005     7.750%           3,000                2,999                3,274
PPL CORPORATION                               2007     5.875%           6,135                6,840                6,771
PROGRESS ENERGY INC                           2004     6.550%           2,500                2,500                2,579
PROGRESS ENERGY INC                           2006     6.750%           2,100                2,099                2,334
PROGRESS ENERGY INC                           2008     5.850%          10,000                9,996               11,097
PUGET ENERGY INC                              2008     3.363%           3,500                3,500                3,500
SBC COMMUNICATIONS INC                        2011     6.250%           7,000                7,682                8,029
SBC COMMUNICATIONS INC                        2006     5.750%           5,000                5,106                5,522
SEMCO ENERGY INC                              2008     7.125%             670                  683                  697  (d)
SOUTHWESTERN PUB SRV CO                       2006     5.125%           7,000                6,987                7,561
SPRINT CAPITAL CORP                           2008     6.125%           5,000                5,296                5,427
TAMPA ELECTRIC CO                             2007     5.375%           3,785                4,142                4,097
TELEFONICA EUROPE                             2005     7.350%           8,000                7,998                8,932
TELUS CORP ORD                                2007     7.500%           5,500                6,048                6,133
VIRGINIA ELEC & PWR CO                        2006     5.750%           4,675                4,666                5,105
VODAFONE GROUP PLC                            2005     7.625%          10,000               10,100               10,935
VODAFONE GROUP PLC                            2010     7.750%           4,400                5,411                5,402

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
WESTERN RESOURCES                             2007     7.875%           2,448                2,750                2,736
WILLIAMS COMPANIES INC - THE                  2007     7.550%           3,000                3,002                3,195
WISCONSIN ENERGY                              2006     5.875%          10,000                9,971               10,954
                                              ----     ------       ---------            ---------            ---------
Total - Corporate - Utility                                           275,904              286,444              300,178
                                              ----     ------       ---------            ---------            ---------
Total - Corporate Debt Securities                                   1,464,426            1,461,083            1,536,114
                                              ----     ------       ---------            ---------            ---------
Total - BONDS AND NOTES                                             4,358,469            4,374,161            4,508,754

PREFERRED STOCK
Preferred Stock - Stated Maturity
Corporate - Industrial
BHP OPERATIONS                                2006     6.760%              50                5,000                5,323  (d)
WHIRLPOOL CORP                                2008     6.550%             180               18,069               18,203  (d)
                                              ----     ------       ----------           ----------           ----------
Total - Corporate - Industrial                                            230               23,069               23,526

Corporate - Utility
APPALACHIAN POWER                             2008     5.900%              10                  998                  933
APPALACHIAN POWER                             2008     5.920%              11                1,095                1,091
CENTRAL ILLINOIS LIGHT COMPANY                2008     5.850%              35                3,499                3,525
INDIANA MICHIGAN PWR CO                       2009     6.300%              52                5,224                5,545
INDIANA MICHIGAN PWR CO                       2009     6.250%              20                2,001                2,113
INDIANA MICHIGAN PWR CO                       2009     5.900%              33                3,179                3,344
LOUISVILLE GAS & ELECTRIC CO                  2008     5.875%              12                1,199                1,215
OHIO POWER CO                                 2009     5.900%              36                3,563                3,666
OHIO POWER CO                                 2008     6.020%              10                  995                1,016
POTOMAC ELECTRIC                              2007     3.400%             154                7,680                7,942
RGS ENERGY GROUP INC                          2009     6.600%             100               10,075               10,303
SAN DIEGO GAS & ELEC COMPANY                  2008     1.763%              57                1,453                1,544
TEXAS UTILITIES ELECTRIC COMPA                2008     6.375%              54                5,418                5,429
                                              ----     ------       ----------           ----------           ----------
Total - Corporate - Utility                                               584               46,378               47,668
                                              ----     ------       ----------           ----------           ----------
Total - Preferred Stock - Stated Maturity                                 814               69,447               71,194

Preferred Stock - Perpetual
Corporate - Finance
CITIBANK-NEW YORK  NY                                  0.000%             100               10,000               10,097
CITIGROUP INC                                          5.860%             150                7,782                8,008
                                              ----     ------       ----------           ----------           ----------
Total - Corporate - Finance                                               250               17,782               18,105
                                              ----     ------       ----------           ----------           ----------
Total - Preferred Stock - Perpetual                                       250               17,782               18,105
                                              ----     ------       ----------           ----------           ----------
Total - PREFERRED STOCK                                                 1,063               87,229               89,299

COMMON STOCK
Common Stock
Corporate - Industrial
AMR CORP                                               0.000%               2                    0                   18
                                              ----     ------       ----------           ----------           ----------
Total - Corporate - Industrial                                              2                    0                   18
                                              ----     ------       ----------           ----------           ----------
Total - Common Stock                                                        2                    0                   18
                                              ----     ------       ----------           ----------           ----------

($ thousands)
                                                                   Bal Held at
                                                                6/30/03 Principal
                                                                 Amt of Bonds &                               Value at
                                                                  Notes or # of            Cost                6/30/03
Issuer Name and Issuer Title                                     Shares (Note f)      (Notes a, c & f)      (Notes a & f)
--------------------------------------------                   -------------------- -------------------- --------------------
Total - COMMON STOCK                                                        2                    0                   18
                                                                    ----------           ----------           ----------
TOTAL Investments in Securities of Unaffiliated                     4,359,535            4,461,390            4,598,071
Issuers

NOTES:

a) All available for sale securities are carried at fair value on the balance sheet.

b) In the absence of market quotations, securities are valued by AmEx Certificate Company at fair value.

c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $4,480,415.

d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.

e)   Non-income producing securities.

f)   Individual items may not add to sub-totals and totals due to rounding.